Property, Plant and Equipment Disclosure	Mar. 31, 2023
Notes
Property, Plant and Equipment Disclosure

Note 4 - Property and Equipment

Property and equipment consist of the following:

	March 31, 2023	December 31, 2022

Leasehold improvements	$391,722	$391,722
Office and computer equipment	581,352	581,352
Selling equipment	8,354	8,354
Furniture and fixtures	25,411	20,511

Total at cost	1,006,839	1,001,939
Less: Accumulated depreciation	(961,556)	(951,775)

	$45,283	$50,164

Depreciation expense for the three months ended March 31, 2023 and 2022 was $9,781 and $10,557, respectively.